UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Twin Oak Active Opportunities ETF
TSPX (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc. )
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Twin Oak Active Opportunities ETF (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://twinoaketfs.com/TSPX. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Active Opportunities ETF	$19	0.35%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$253,365,517
Number of Holdings	3
Net Advisory Fee Paid	$423,719
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type	(% of Net Assets)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top Holdings	(% of Net Assets)
Vanguard S&P 500 ETF	74.7%
iShares Ultra Short Duration Bond Active ETF	16.2%
JPMorgan Ultra-Short Income ETF	9.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/TSPX.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Active Opportunities ETF	PAGE 1	TSR-SAR-56170L653

Twin Oak Short Horizon Absolute Return ETF
TOAK (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the Twin Oak Short Horizon Absolute Return ETF (the “Fund”) for the period of  June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://twinoaketfs.com/TOAK. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Short Horizon Absolute Return ETF	$13	0.25%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$44,971,094
Number of Holdings	2
Net Advisory Fee Paid	$51,437
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust Call Options	66.5%
SPDR S&P 500 ETF Trust Put Options	33.4%
Cash & Cash Equivalents	0.1%

Credit Breakdown[1]	(% of Net Assets)
AA	99.9%
Cash & Cash Equivalents	0.1%
1	The Fund’s portfolio is comprised of FLEX Options. The rating listed represents the counterparty rating for those positions as assigned by S&P Global.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/TOAK.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Short Horizon Absolute Return ETF	PAGE 1	TSR-SAR-56170L661

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Twin Oak ETFs
Twin Oak Active Opportunities ETF (TSPX)
Twin Oak Short Horizon Absolute Return ETF (TOAK)
Core Financial Statements
November 30, 2025 (Unaudited)

Twin Oak Active Opportunities ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%(a)
iShares Ultra Short Duration Bond Active ETF	807,874	$40,995,566
JPMorgan Ultra-Short Income ETF	450,011	22,838,058
Vanguard S&P 500 ETF(b)	301,370	189,383,922
TOTAL EXCHANGE TRADED FUNDS (Cost $226,690,034)		253,217,546
TOTAL INVESTMENTS - 99.9% (Cost $226,690,034)		$253,217,546
Other Assets in Excess of Liabilities - 0.1%		147,971
TOTAL NET ASSETS - 100.0%		$253,365,517

Percentages are stated as a percent of net assets.
(a)	The Fund is subject to the investment performance and risks of these underlying ETFs. A significant decline in the value of any of these ETFs could have a material adverse effect on the Fund’s NAV.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

Twin Oak Short Horizon Absolute Return ETF
Schedule of Investments
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.9%(a)(b)(c)
Call Options - 66.5%
SPDR S&P 500 ETF Trust, Expiration: 01/16/2026; Exercise Price: $20.01	$30,889,228	452	$29,912,054
Put Options - 33.4%
SPDR S&P 500 ETF Trust, Expiration: 01/16/2026; Exercise Price: $1,020.01	30,889,228	452	15,018,870
TOTAL PURCHASED OPTIONS (Cost $44,497,126)			44,930,924
TOTAL INVESTMENTS - 99.9% (Cost $44,497,126)			$44,930,924
Other Assets in Excess of Liabilities - 0.1%			40,170
TOTAL NET ASSETS - 100.0%			$44,971,094

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Twin Oak ETFs
Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	Twin Oak Active Opportunities ETF	Twin Oak Short Horizon Absolute Return ETF
ASSETS:
Investments, at value	$253,217,546	$44,930,924
Cash - interest bearing deposit account	218,977	49,039
Interest receivable	947	203
Total assets	253,437,470	44,980,166
LIABILITIES:
Payable to adviser	71,953	9,072
Total liabilities	71,953	9,072
NET ASSETS	$ 253,365,517	$44,971,094
NET ASSETS CONSISTS OF:
Paid-in capital	$222,484,321	$43,770,880
Total distributable earnings	30,881,196	1,200,214
Total net assets	$ 253,365,517	$44,971,094
Net assets	$253,365,517	$44,971,094
Shares issued and outstanding(a)	8,995,000	1,590,000
Net asset value per share	$28.17	$28.28
Cost:
Investments, at cost	$226,690,034	$44,497,126

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

Twin Oak ETFs
Statements of Operations
For the Period Ended November 30, 2025 (Unaudited)

	Twin Oak Active Opportunities ETF	Twin Oak Short Horizon Absolute Return ETF
INVESTMENT INCOME:
Dividend income	$2,467,504	$—
Interest income	11,344	1,805
Total investment income	2,478,848	1,805
EXPENSES:
Investment advisory fees (Note 5)	1,198,518	92,586
Interest expense	—	27
Total expenses	1,198,518	92,613
Fees voluntarily waived by advisor (Note 5)	(774,799)	—
Fees waived by advisor (Note 5)	—	(41,149)
Net expenses	423,719	51,464
NET INVESTMENT INCOME (LOSS)	2,055,129	(49,659)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(673,348)
In-kind transactions	—	1,533,214
Net realized gain	—	859,866
Net change in unrealized appreciation on:
Investments	26,224,171	10,109
Net change in unrealized appreciation	26,224,171	10,109
Net realized and unrealized gain	26,224,171	869,975
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 28,279,300	$820,316

The accompanying notes are an integral part of these financial statements.

4

Twin Oak ETFs
Statements of Changes in Net Assets

	Twin Oak Active Opportunities ETF		Twin Oak Short Horizon Absolute Return ETF
	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(a)	Period Ended November 30, 2025 (Unaudited)	Period Ended May 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$2,055,129	$2,462,770	$(49,659)	$(60,223)
Net realized gain (loss)	—	(17,967,364)	859,866	304,105
Net change in unrealized appreciation	26,224,171	303,341	10,109	423,689
Net increase (decrease) in net assets from operations	28,279,300	(15,201,253)	820,316	667,571
CAPITAL TRANSACTIONS:
Shares sold	—	266,284,392	87,280,383	60,707,264
Shares sold in connection with in-kind contribution (Note 9)	—	449,149,775	—	—
Shares redeemed	—	(475,146,697)	(80,537,739)	(23,966,701)
Net increase in net assets from capital transactions	—	240,287,470	6,742,644	36,740,563
NET INCREASE IN NET ASSETS	28,279,300	225,086,217	7,562,960	37,408,134
NET ASSETS:
Beginning of the period	225,086,217	—	37,408,134	—
End of the period	$ 253,365,517	$225,086,217	$44,971,094	$37,408,134
SHARES TRANSACTIONS
Shares sold	—	11,095,000	3,130,000	2,230,000
Shares sold in connection with in-kind contribution (Note 9)	—	17,970,000	—	—
Shares redeemed	—	(20,070,000)	(2,890,000)	(880,000)
Total increase in shares outstanding	—	8,995,000	240,000	1,350,000

(a)	The Fund commenced operation on February 20, 2025.
(b)	The Fund commenced operation on August 19, 2024.
The accompanying notes are an integral part of these financial statements.

5

Twin Oak Active Opportunities ETF
Financial Highlights
For a capital share outstanding throughout the period

	Period Ended November 30, 2025 (Unaudited)	The Period from February 20, 2025 to May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.02	$24.99
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.23	0.17
Net realized and unrealized gain (loss) on investments	2.92	(0.14)
Total from investment operations	3.15	0.03
Net asset value, end of period	$28.17	$25.02
TOTAL RETURN(d)	12.56%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$253,366	$225,086
Ratio of expenses to average net assets:
Before fees waived(e)(f)	0.99%	0.99%
After fees waived(e)(f)(g)	0.35%	0.35%
Ratio of net investment income to average net assets(e)(f)	1.70%	2.62%
Portfolio turnover rate(d)(h)	0%	73%

(a)	Commencement of operations was February 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Ratio includes 0.64% voluntary waiver of advisor fees.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Twin Oak Short Horizon Absolute Return ETF
Financial Highlights
For a capital share outstanding throughout the period

	Period Ended November 30, 2025 (Unaudited)	The Period from August 19, 2024 to May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.71	$26.81
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.08)
Net realized and unrealized gain on investments	0.60	0.98
Total from investment operations	0.57	0.90
Net asset value, end of period	$28.28	$27.71
TOTAL RETURN(c)	2.07%	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,971	$37,408
Ratio of expenses to average net assets:
Before fees waived(d)	0.45%(e)	0.59%(f)
After fees waived(d)	0.25%(e)	0.39%(f)
Ratio of interest expense to average net assets(d)	0.00%(e)	0.14%(f)
Ratio of operational expenses to average net assets excluding interest expense(d)	0.25%	0.25%
Ratio of net investment income (loss) to average net assets(d)	(0.24)%	(0.38)%
Portfolio turnover rate(c)(g)	0%	0%

(a)	Commencement of operations was August 19, 2024.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Includes investment-related expenses not covered by the Fund’s unified management fee agreement. The interest expense had an impact of less than 0.005% on the Fund’s expense ratio. See Note 5.
(f)	Includes investment-related expenses not covered by the Fund’s unified management fee agreement. The interest expense had an impact of 0.14% on the Fund’s expense ratio. See Note 5.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Twin Oak Active Opportunities ETF (the “Active Opportunities ETF”) and the Twin Oak Short Horizon Absolute Return ETF (the “Short Horizon ETF”) (each, a “Fund,” and collectively, the “Funds”) are series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Active Opportunities ETF is classified as a non-diversified open-end investment management company under the 1940 Act and commenced operations on February 20, 2025. The Short Horizon ETF is classified as a diversified open-end investment management company under the 1940 Act and commenced operations on August 19, 2024. Twin Oak ETF Company (the “Advisor”) serves as the investment advisor to the Funds. The Advisor has engaged Exchange Traded Concepts, LLC as sub-advisor to provide trading services as well as proxy voting and other non-portfolio management services to the Funds. The Active Opportunities ETF seeks long-term capital appreciation. The Short Horizon ETF seeks capital appreciation with low price volatility.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Funds for the current fiscal period are open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended November 30, 2025, the Funds did not incur any interest or penalties.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. Each Fund is charged a unitary management fee on an accrual basis. All other expenses, besides those mentioned in Note 5 are paid by the Advisor.

The Funds distribute substantially all of their net investment income, and realized gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

8

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025 (Unaudited)(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Funds do not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Period End: In preparing the financial statements as of November 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Option Contracts. The Short Horizon ETF’s investment strategies make use of over-the-counter options (“OTC Options”), FLexible EXchange® Options (“FLEX Options”) or a combination. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options will generally be valued at the theoretical model-based price provided by CBOE at the official close of the exchange for the trading date.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

9

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025 (Unaudited)(Continued)
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of November 30, 2025:
Active Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$253,217,546	$—	$—	$253,217,546
Total Investments	$253,217,546	$—	$—	$253,217,546

Short Horizon ETF

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$44,930,924	$—	$44,930,924
Total Investments	$—	$44,930,924	$—	$44,930,924

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – DERIVATIVES
As a principal investment strategy, the Short Horizon ETF invests in defined risk options. Defined risk options are options for which the maximum loss for any option during each expiry period is no more than the premium invested to enter the option position. The Short Horizon ETF may purchase and sell option contracts. Options are considered derivatives and the Advisor intends to limit the Fund’s investments in options in order for the Short Horizon ETF to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act.
Options held by the Short Horizon ETF will include options on domestic equity securities of any market capitalization, options on ETFs that primarily invest in domestic equity securities of any market capitalization, individual equity securities of any market capitalization, and options on equity indices of any market capitalization. The Short Horizon ETF may also hold direct investments in the assets underlying the options as part of the redemption process with authorized participants. The minimum expiry date of an option is zero days and the maximum expiry date is one year.
Call Options. Purchasing a call option gives the Short Horizon ETF the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (“American-style options”) or at the expiration date (“European-style options”). The buyer of the call option pays an amount (“Premium”) for buying the option. In the event the reference asset appreciates above the strike price, the Fund can exercise the option and receive the reference asset (for physically settled options) or receive the difference between the value of the reference asset and the strike price (for cash settled options). In the event the reference asset closes below the strike price, the call option may end up worthless. In such a case, the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.
Put Options. Purchasing a put option gives the Short Horizon ETF the right to sell shares of a reference asset at a strike price until the expiration date (“American-style options”) or at the expiration date (“European-style options”). The buyer of the put option pays an amount (“Premium”) for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to sell the reference asset at the strike price by delivering the reference asset (for physically settled options) or receive the difference between the strike price and the value of the reference asset (for cash settled options). In the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.

10

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025 (Unaudited)(Continued)
Option contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of option contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with option contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leverage risk, interest rate risk, and counterparty credit risk. A small position in option contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange.
The following is a summary of the derivative instruments for the Short Horizon ETF as of November 30, 2025, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at Value[1]
Exchange-traded asset derivatives - Equity Contracts	$44,930,924

[1]	Represents purchased options at value.
Transactions in the derivative instruments for the Short Horizon ETF during the fiscal period ended November 30, 2025, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[1]
Equity Contracts	$(673,348)
In-kind Transactions	$1,533,214

Net Change in Unrealized Appreciation on:	Investments[1]
Equity Contracts	$10,109

[1]	Represents realized gain (loss) and change in unrealized appreciation for purchased options during the period.
The monthly average market value of purchased options during the fiscal period ended November 30, 2025 was $40,503,171.
NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended November 30, 2025, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.99% of the average daily net assets of the Active Opportunities ETF and 0.45% of the average daily net assets of the Short Horizon ETF. For the period ended November 30, 2025, the Active Opportunities ETF incurred $1,198,518 in advisory fees and the Short Horizon ETF incurred $92,586 in advisory fees. Pursuant to the fee waiver agreement between the Advisor and the Short Horizon ETF, the Advisor has agreed to reduce the unified management fee from 0.45% to 0.25% for the Short Horizon ETF through at least September 30, 2026 unless terminated sooner by, or with consent of the Board. The Advisor has also voluntarily agreed to reduce the unified management fee for the Active Opportunities ETF from 0.99% to 0.35% of the Fund’s average daily net assets. The voluntary management fee waiver for the Active Opportunities ETF may be discontinued at any time and shareholders will be given 30 days’ written notice in the event the waiver is discontinued. For the period ended November 30, 2025, the Advisor waived $774,799 and $41,149 in management fees for the Active Opportunities and Short Horizon ETFs, respectively. Advisory fees payable at November 30, 2025 for the Active Opportunities ETF and Short Horizon ETF were $71,953 and $9,072, respectively. The Advisor has hired Exchange Traded Concepts, LLC as a sub-advisor to the Funds. The Advisor pays the Sub-Advisor a fee for the Funds from its own assets and these fees are not an additional expense of the Funds.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, legal or other expenses in connection with any arbitration or litigation, extraordinary expenses, shareholder service fees and expenses, distribution fees and

11

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025 (Unaudited)(Continued)
expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest and taxes of any kind or nature, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer services to the Funds. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
PINE Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Shares of the Funds (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 6 – SECURITIES TRANSACTIONS
For the period ended November 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, for the Funds were as follows:

	Purchases	Sales
Active Opportunities ETF	$2,399,043	$0
Short Horizon ETF	$120,889,585	$30,420,749

For the period ended November 30, 2025, the cost of purchases and proceeds from sales of in-kind securities for the Funds were as follows:

	Purchases	Sales
Active Opportunities ETF	$0	$0
Short Horizon ETF	$0	$83,770,893

There were no purchases or sales of government securities during the period ended November 30, 2025.
NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
Each Fund offers and issues Shares at its NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Securities. Only Authorized Participants (“APs”) may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Shares of the Short Horizon ETF are listed on the NYSE Arca, Inc. and Shares of the Active Opportunities ETF are listed on the Cboe BZX Exchange, Inc. (each, an “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the Exchange, generally 4:00 p.m., Eastern time. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

12

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025 (Unaudited)(Continued)
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. There is a standard fixed creation transaction fee of $300 for each Fund, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to the applicable Fund, of up to the maximum percentage of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of May 31, 2025, the components of accumulated earnings/(losses) on a tax basis for the Active Opportunities ETF and Short Horizon ETF were as follows:

	Active Opportunities ETF	Short Horizon ETF
Cost of investments(a)	$224,068,220	$36,939,318
Gross unrealized appreciation	1,530,241	1,054,372
Gross unrealized depreciation	(1,004,129)	(630,683)
Net unrealized appreciation	526,112	423,689
Undistributed ordinary income	2,462,770	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains/(losses)	(386,986)	(43,791)
Total accumulated earnings	$2,601,896	$379,898

(a)
The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and the difference between book and tax costs of lots used to seed the portfolio in-kind.

As of May 31, 2025, the Active Opportunities ETF and Short Horizon ETF had short-term capital losses in the amount of $162,204 and $0, respectively, with no expiration to offset future capital gains.
At May 31, 2025, the Short Horizon ETF deferred, on a tax basis, post-October losses of $43,791.
For the fiscal period ended May 31, 2025, the effect of permanent “book/tax” reclassifications relating to redemptions in-kind and net operating loss (after in-kind); resulted in increases and decreases to components of the Funds’ net assets as follows:

	Distributable Earnings/ Accumulated Deficit	Paid in Capital
Active Opportunities ETF	$17,803,149	$(17,803,149)
Short Horizon ETF	$(287,673)	$287,673

The Active Opportunities ETF and Short Horizon ETF did not pay any distributions during the fiscal period ended May 31, 2025.

13

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2025 (Unaudited)(Continued)
NOTE 9 – IN-KIND CONTRIBUTIONS
As part of the commencement of operations on February 20, 2025, certain securities were exchanged, at fair value, as in-kind transfers to the Active Opportunities ETF. The securities were recorded at their current value to align the Active Opportunities ETF’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code. For tax purposes, the historical cost of the contributed investments was $248,999,983, with unrealized appreciation of $200,149,792, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $449,149,775. The Active Opportunities ETF elected to establish the fair value of the securities on the date of contribution as their cost basis for financial reporting purposes. As a result of the in-kind contribution, the Active Opportunities ETF issued 17,970,000 shares at $24.99 per share net asset value.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 11 – SEGMENT REPORTING
Each Fund operates as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CEO of the Advisor. This individual serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 12 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no known individual shareholder has a position which exceeds 25% of the voting securities of the Short Horizon ETF, there are shareholders who are affiliated with the Advisor. As of November 30, 2025, the Advisor and investors who are affiliated with the Advisor, when aggregated, owned approximately 11.8% of the voting securities of the Short Horizon ETF. As of November 30, 2025, the Advisor did not hold any shares of the Active Opportunities ETF. No affiliate of the Advisor exceeded 5% ownership of the voting securities of the Active Opportunities ETF.

14

Twin Oak ETFs
ADDITIONAL INFORMATION
November 30, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.
Not applicable.

15

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	February 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	February 4, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	February 4, 2026

* Print the name and title of each signing officer under his or her signature.